Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Diluted weighted average shares outstanding	4,983,493	9,775,000	3,886,909	8,031,032	5,452,529
Diluted net income (loss) per share	$ 0.07	$ 0.03	$ 1.04	$ 0.23	$ 0.67
Feutune Light Acquisition Corporation
Diluted weighted average shares outstanding	3,002,625	3,002,625	2,473,977	3,002,625	2,614,542
Diluted net income (loss) per share	$ (0.11)	$ (0.01)	$ (1.55)	$ (0.19)	$ (1.25)